RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:

In June 2004, the Company entered into a Management Agreement with Scandic. The Manager has been, from its inception and up to January 10, 2013, owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager’s interests with those of the Company, the Company pursuant to the Management Agreement issued to the Manager restricted common shares equal to 2% of the Company’s outstanding common shares, through January 1, 2013. The arrangement ended when the Company acquired the Manager, as described below.

The Manager has the daily administrative, commercial and operational responsibility for the Company’s vessels and is required to manage the Company’s day-to-day business subject to the Company’s objectives and policies as established by the Board of Directors.

On December 15, 2012, the Company entered into an agreement to acquire 100% of the shares of the Manager. The acquisition is described in note 9.

For its services under the Management Agreement, the Manager receives a management fee of $150,000 per annum for the total fleet and is reimbursed for all of its costs incurred in connection with its services. The management fee was reduced from $500,000 to $150,000 per annum effective January 10, 2013.

The Company recognized $3.9 million of total costs for services provided under the Management Agreement for the year ended December 31, 2012. These costs are included in “General and Administrative Expenses” in the statements of operations. All fees paid, and related party balances, are eliminated in the consolidated financial statements as of and for the year ended December 31, 2014 and 2013.

In February 2011, the Company adopted an equity incentive plan which the Company refers to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. All of 400,000 restricted shares were allocated among 23 persons employed in the management of the Company, including the Manager and the members of the Board. On January 10, 2013, the Board of Directors amended the vesting requirements for 174,000 shares allocated to the Manager lifting the vesting requirements by means of accelerated vesting. The modification to the vesting requirements resulted in $1.1 million being charged to General and Administrative expense during the first quarter of 2013.

In January 2014, the Company distributed 33,000 of its Treasury Shares among 14 persons employed in Scandic and Orion.

As of December 31, 2014, a total number of 226,000 restricted common shares that are subject to vesting have been allocated among 27 persons employed in the management of the Company, by the Manager, Orion and the members of the Board of Directors. The holders of the restricted shares are entitled to voting rights as well as to receive dividends paid during the vesting period.

Board Member and Employees:

Mr. Jan Erik Langangen, Board Member and advisor of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2014, 2013 and 2012, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in “General and Administrative Expenses” within the statements of operations. There was $0 million included within “Accounts Payable” at December 31, 2014 and 2013, respectively.

In 2014 NAT entered into an agreement with an immediate family member of the Chairman, for the use of an asset owned by him for corporate and marketing activities.  NAT pays a fixed annual fee for this agreement and fees associated with the actual use. The cost of this arrangement for the year ended December 31, 2014 was $0.1 million, which is included in General and Administrative costs.  No amounts were due to the related party as of December 31, 2014.

Orion Tankers Ltd.:

Orion was established as a pool manager equally owned by the Company and Frontline. In September 2012, it was agreed that Frontline would withdraw its nine Suezmax tankers from the pool during the fourth quarter of 2012. The withdrawal of these vessels was completed effective November 5, 2012. Effective January 2, 2013 the Company acquired Frontline’s shares in Orion at their nominal book value as of December 31, 2012, after which Orion became a wholly-owned subsidiary of the Company.

As of December 31, 2014 and 2013, Orion is a subsidiary and all intercompany balances and transactions have been eliminated in the consolidated financial statements.

Nordic American Offshore Ltd.:

Nordic American Offshore Ltd. (“NAO”) was established on November 27, 2013 with a private equity placement of $250 million, and operates Platform Supply Vessels (“PSV”) in the offshore sector. NAT participated with $65 million in the equity placement, which gave an ownership of 26%. As of December 31, 2013, NAO was accounted for using the equity method of accounting. During 2014 ownership has been reduced to 17% and the Company no longer has significant influence over NAO. Accordingly the investment is recognized as an available for sale security as of December 31, 2014. The investment is measured at fair value, and unrealized gains and losses are excluded from earnings, and reported as other comprehensive income until realized. Dividend income is recognized in earnings, a total of $0.2 million has been recognized in other financial items for the year ended December 31, 2014.

In December 2014 the Company acquired 488,216 shares in the market, giving an ownership of 19.2 % as of December 31, 2014.

In addition to participating in the equity placement the Company also assisted with the coordination of the establishment of NAO. As compensation for its services the Company received 833,333 warrants with an exercise price of $15.00 per common share. The warrants vest in 20 % increments at each 10% increase in the volume weighted average price, or VWAP, of NAO’s common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2 million above exercise levels. As of December 31, 2014 333,333 warrants have vested, but have not been exercised and are not in the money as of December 31, 2014. The warrants expire on December 31, 2015.

Scandic performs supportive functions for NAO from January 1, 2014 which generate external revenues for the Group. In addition, general and administrative costs incurred by Scandic, which in prior periods have been fully reimbursed by NAT, are allocated for reimbursement between NAO and NAT from January 1, 2014.

For further information and details on the investment in NAO please see Note 9.